Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment reportingUnit	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (4,500)	$ (5,800)	$ 2,700
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1
Standard product warranty term	1 year
Cost of sales	$ 1,010,864	731,623	756,955
Advertising costs	9,600	11,500	15,800
Impairment charges	203,408	4,158	12,970
Inventories | 2024 Restructuring Plan
Significant Accounting Policies [Line Items]
Impairment charges	$ 93,500
Affiliated Entity | Prepaid Expenses and Other Current Assets | Notes Receivable from Related Party
Significant Accounting Policies [Line Items]
Note receivable from related party			10,600
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Cost of sales | Inventories | 2024 Restructuring Plan
Significant Accounting Policies [Line Items]
Impairment charges	$ 93,473
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 33,400	$ 32,400	$ 34,400